Leases - Summary of Movement in Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Movements In Lease Liabilities [Line Items]
Opening balance	$ 178,892
Interest payment on lease liabilities	(13,689)	$ (14,782)
Rent concessions	416
Closing balance	191,907	178,892
Cash Outflows [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
Principal payment of lease liabilities	(23,073)	(20,793)
Interest payment on lease liabilities	(13,442)	(13,301)
Non Cash Adjustments [Member]
Disclosure Of Movements In Lease Liabilities [Line Items]
Impact on adoption of IFRS 16		194,785
Additions	25,506	16,044
Terminations/modifications	1,313	(2,535)
Interest accrued	13,689	14,782
Rent concessions	(416)
Translation adjustments	$ 9,438	$ (10,090)